Stock-Based Compensation - Summary of Share Grant Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning (in shares)	403,550	949,910
Vested and issued (in shares)	0	0
Forfeited (in shares)		(243,840)
Outstanding, ending (in shares)	108,710	403,550
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.66	$ 20.72
Vested and issued (in dollars per share)			$ 20.50
Forfeited (in dollars per share)		20.75
Outstanding, ending (in dollars per share)	$ 20.66	$ 20.66
Share Grant Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning (in shares)	3,611,178	4,159,439
Vested and issued (in shares)	(434,653)	(455,694)
Forfeited (in shares)	(76,360)	(92,567)
Outstanding, ending (in shares)	3,100,165	3,611,178
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.50	$ 20.50
Vested and issued (in dollars per share)	0	0
Forfeited (in dollars per share)	20.50	20.50
Outstanding, ending (in dollars per share)	$ 20.50	$ 20.50